December 2, 2022

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Collaborative Investment Series Trust, File Nos. 333-221072 and 811-23306

Dear Ladies and Gentlemen:

On behalf of Collaborative Investment Series Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, a preliminary proxy statement related to the Rareview Systematic Equity ETF (the “Fund”). The main purpose of this proxy statement is to solicit shareholder approval of an investment advisory agreement with Rareview Capital, LLC, the investment adviser to the Fund.

If you have any questions or comments related to this filing, please contact the undersigned (614) 469-3353.

Very truly yours,

/s/ Andrew Davalla
Andrew Davalla

THOMPSON HINE llp	41 South High Street	www.ThompsonHine.com
Attorneys at Law	Suite 1700	Phone 614.469.3200
	Columbus, Ohio 43215-6101	Fax 614.469.3361